Significant Events	12 Months Ended
Dec. 31, 2024
Significant Events [Abstract]
Significant events
2.	Significant events

a.	In 2024, major investments have been made in Brazil: in the company GV do Brasil new steel mill and new rolling mill to bring production to 500 thousand tons of steel, mainly for the production of rebar, for whose construction the estimated completion date is November 2026; in the company Companhia Siderurgica do Espirito Santo S.A., investments will be made to increase to 500 thousand tons the production of rebar and the production of special steels, the installation of equipment has an estimated completion date of July 2025.

b.	In August 2023, the Company announced the decision to cease operations indefinitely at its plants located in the United States of America; cessation that took place in October 2023. This included its production plant in Canton, Ohio, and its rolling mills located in Solon, Massillon, and Lackawanna, all of which are expected to remain inactive unless economic conditions change. Relationships with clients have been maintained in accordance with the respective contracts, which will be served from the plants located in Mexico, in the case of special SBQ steels they will be served from the plant located in Apizaco, Tlaxcala, Mexico. When the plants closed, the workers who provided their services to the company were liquidated; it has a minimum level of personnel to sell the existing inventory; as well as, provide maintenance and security to existing assets and properties. On the other hand, the plants and some inventories expert valuations were carried out in order to review whether a possible deterioration in these assets would have to be recorded. The client portfolio was also reviewed, on which the estimate for expected credit losses was additionally increased.

In 2024, the Canton plant and its three rolling mills located in Solon, Massillon, and Lackawanna, did not resume production but continued to operate with minimal staff solely to sell remaining finished products and scrap and to safeguard existing assets and properties.. Additionally, in 2024, the company repaid significant liabilities using its own resources and contributions from Grupo Simec, S.A.B. de C.V. Likewise, in the future, Grupo Simec, S.A.B. de C.V. will continue to contribute according to the plant’s needs.